Note 5 - Cash and Cash Equivalents and Restricted Cash - Components of Cash and Restricted Cash (Details) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Components of cash and restricted cash:
Cash	$ 2,474	$ 2,457
Non-current restricted cash and cash equivalents	115	115
	$ 2,589	$ 2,572